Commitments and Contingencies (Details) - ILS (₪) ₪ / shares in Units, ₪ in Thousands			12 Months Ended
	Aug. 14, 2023	Feb. 16, 2021	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Key Management Personnel Compensation Postemployment Benefits1	₪ 120	₪ 90	₪ 60
Exercisable options shares (in Shares)	900,000	126,000	232,000
Ordinary shares vesting terms		4 years	4 years
Employment terms			3 years
Percentage of voting equity interests acquired		12.00%	4.99%
Annual bonus amount			₪ 360
Exercise price (in New Shekels per share)		₪ 36